CORPORATE INFORMATION	12 Months Ended
Mar. 31, 2023
Corporate Information and Statement of IFRS Compliance [Abstract]
CORPORATE INFORMATION
1.    CORPORATE INFORMATION
Cybin Inc. (“Cybin”), was incorporated under the Business Corporations Act (British Columbia) on October 13, 2016. These consolidated financial statements include the accounts of Cybin’s six subsidiaries (together with Cybin, the “Company”): Cybin Corp., Natures Journey Inc. (“Journey”), Serenity Life Sciences Inc. (“Serenity”), Cybin US Holdings Inc. (“Cybin US”), Adelia Therapeutics Inc. (“Adelia”) and Cybin IRL Limited (“Cybin IRL”). Cybin’s head office, principal address and registered address and records office is 100 King Street West, Suite 5600, Toronto, Ontario M5X 1C9.
The Company is a biopharmaceutical company focused on advancing psychedelic-based therapies, delivery mechanisms, novel compounds and protocols as potential treatments for various psychiatric and neurological conditions. The Company is developing technologies and delivery systems aimed at improving the pharmacokinetics of its psychedelic-based molecules while retaining the therapeutic benefit. These new molecules and delivery systems are expected to be studied through clinical trials to confirm safety and efficacy.
These consolidated financial statements as at, and for the year ended, March 31, 2023 were approved and authorized for issue by the board of directors on June 27, 2023.
Stock exchange listing
Cybin’s common shares (“Common Shares”) are listed for trading on the Neo Exchange Inc., and NYSE American LLC under the symbol “CYBN” and are quoted on the Frankfurt Stock Exchange under the symbol “R7E1”.
Going Concern
These consolidated financial statements are prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. At present, the Company’s operations do not generate cash flows and, as at March 31, 2023, the Company had an accumulated deficit of $148,151 (2022 - $100,661), cash of $16,633 (2022 - $53,641) and working capital of $17,522 (2022 - $50,447), and a net loss of $47,490 (2022 - $67,631) and negative cash flows from operations of $47,431 (2022 - $45,207) for the year then ended. In order to continue as a going concern and meet its corporate objectives, the Company is dependent on its ability to obtain additional financing. There is no assurance that the Company will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company.
These consolidated financial statements do not reflect the adjustments or reclassifications of assets and liabilities which would be necessary if the Company were unable to continue as a going concern and therefore were required to realize its assets and liquidate its liabilities and commitments in the normal course of business operations and at amounts different from those in the accompanying consolidated financial statements.